Share Capital	6 Months Ended
Apr. 30, 2026
Share Capital [Abstract]
Share Capital
7.	Share Capital

a.	The Company’s authorized share capital comprises an unlimited common shares without par value. As of April 30, 2026, 1,019,110 (October 31, 2025 – 15,883) common shares were issued and outstanding.

b.	On December 15, 2025, the Company effected a 1-for-40 reverse split of its issued and outstanding common shares, and on May 21, 2026, the Company effected a further 1-for-10 reverse split of its issued and outstanding common shares. Following the Reverse Splits, holders of the Company’s common shares received 0.0025 of a common share for every one common share held. All share amounts have been retroactively restated for all periods presented.

c.	Share transactions during the six months ended April 30, 2026:

(i)	During November 2025, the Promissory Notes were converted into 10,791 Common Shares. (See Note 6).

(ii)	On November 13, 2025, the Company entered into a securities purchase agreement with investors for the purchase and sale of (i) 2,396 common shares, and (ii) pre-funded warrants to purchase up to 7,460 common shares, in a registered direct offering, (the “First November 2025 Offering”) at a purchase price of $80.00 per common share and $79.96 per pre-funded warrant. The pre-funded warrants are immediately exercisable at an exercise price of $0.04 per common share, subject to adjustment as set forth therein, and will not expire until exercised in full. The November 2025 Offering closed November 13, 2025. The aggregate gross proceeds to the Company were approximately $0.788 million.

On November 17, 2025, the Company entered into a securities purchase agreement with investors for the purchase and sale of (i) 9,979 common shares, and (ii) pre-funded warrants to purchase up to 3,795 common shares, in a registered direct offering, (the “Second November 2025 Offering”) at a purchase price of $100.00 per common share and $99.96 per pre-funded warrant. The pre-funded warrants are immediately exercisable at an exercise price of $0.04 per common share, subject to adjustment as set forth therein, and will not expire until exercised in full. The Second November 2025 Offering closed November 17, 2025. The aggregate gross proceeds to the Company were approximately $1.377 million.

On November 19, 2025, the Company entered into a securities purchase agreement with investors for the purchase and sale of 27,313 common shares in a registered direct offering (the “Third November 2025 Offering”) at a purchase price of $80.00 per common share. The Third November 2025 Offering closed November 20, 2025. The aggregate gross proceeds to the Company were approximately $2.185 million.

On November 26, 2025, the Company entered into a securities purchase agreement with investors for the purchase and sale of (i) 19,862 common shares, and (ii) pre-funded warrants to purchase up to 7,165 common shares, in a registered direct offering(the “Fourth November 2025 Offering”) at a purchase price of $48.00 per common share and $47.96 per pre-funded warrant. The pre-funded warrants are immediately exercisable at an exercise price of $0.04 per common share, subject to adjustment as set forth therein, and will not expire until exercised in full. The Fourth November 2025 Offering closed November 26, 2025. The aggregate gross proceeds to the Company were approximately $1.294 million.

On December 3, 2025, the Company entered into a securities purchase agreement with investors for the purchase and sale of 40,000 common shares, in a registered direct offering (the “December 2025 Offering”) at a purchase price of $40.00 per common share. The December 2025 Offering closed December 4, 2025. The aggregate gross proceeds to the Company were approximately $1.6 million.

(iii)	On November 14, 2025, April 2023 Warrants and January 2024 Warrants were exercised into 5,228 shares, resulting in gross proceeds of $183,122.

(iv)	On November 24, 2025, the Company issued 188 common shares in respect of restricted share units (“RSUs”) that had been fully vested. The RSUs had an aggregate fair value of $60,000 at the time of issuance.

(v)	On February 2, 2026, the Company issued 60,000 pre-funded warrants to purchase 60,000 shares of the Company to two third party consultants in respect of services provided during the three months ended January 31, 2026 and during March 2026, 60,000 pre-funded warrants were converted to 60,000 shares.

(vi)	On April 20, 2026, 200 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $4,340 at the time of issuance.

(vii)	On April 20, 2026, 18,230 common shares with a fair value of $131,252 were issued to consultants in respect of services.

(viii)	On April 21, 2026, January 2024 Warrants were exercised into 22,785 shares, resulting in gross proceeds of $45,420.

(ix)	During February and April 2026, the CLA Investors converted Promissory Notes in the aggregate amount of $4,318,745 and received 767,835 common shares. (See Note 6).